Prepaid expenses and other receivables (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
Prepaid expenses and other receivables
Prepaid expenses	¥ 11,938	$ 1,884	¥ 43,012
VAT tax receivables	30	5
Other receivables	5,722	904	4,776
Total prepaid expenses and other receivables	¥ 17,690	$ 2,793	¥ 47,788